Transactions with non-controlling interests - Shenzhen Pengai Xiuqi (Details) - Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co., Ltd. - CNY (¥)		12 Months Ended
	May 30, 2022	Dec. 31, 2022
Carrying amount of non-controlling interests acquired		¥ (224,000)
Consideration paid for non-controlling interests		(750,000)
Excess of consideration paid to non controlling interest recognised within equity		¥ (526,000)
Equity Interest Purchase
Equity interests disposed off (as a percent)	5.00%
Equity Interest Sale
Consideration paid for non-controlling interests	¥ (750,000)